Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of provisions for contingencies
(€ million)	Provisions for site restoration, abandonment and social projects	Environmental provisions	Provisions for litigations	Provisions for taxes other than income taxes	Loss adjustments and actuarial provisions for Eni's insurance companies	Provisions for losses on investments	Provisions for OIL insurance coverage	Other	Total
Carrying amount at December 31, 2022	9,322	3,503	947	219	327	189	97	663	15,267
New or increased provisions	310	783	132	16	97	20	3	574	1,935
Initial recognition and changes in estimates	748								748
Accretion discount	284	57							341
Reversal of utilized provisions	(731)	(476)	(202)	(16)	(161)			(75)	(1,661)
Reversal of unutilized provisions	(5)	(224)	(219)	(8)		(15)	(4)	(41)	(516)
Currency translation differences	(156)	(2)	(11)	(4)		(1)		(4)	(178)
Change in scope of consolidation	88								88
Other changes	(390)	(28)	34	(24)	(18)	15	9	(89)	(491)
Carrying amount at December 31, 2023	9,470	3,613	681	183	245	208	105	1,028	15,533